Commitments and Contingencies - Litigation and Regulatory Matters (Details)	12 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended		0 Months Ended				0 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 28, 2013 Ambac Countrywide Litigation, Claim One USD ($)	Dec. 30, 2014 Ambac Countrywide Litigation, Claim Two USD ($)	Dec. 30, 2014 Ambac Countrywide Litigation, Claim Two residential_mortgage_backed_securities_transaction	Dec. 30, 2014 Ambac Countrywide Litigation, Claim Three USD ($)	Dec. 30, 2014 Ambac Countrywide Litigation, Claim Three residential_mortgage_backed_securities_transaction	Jun. 09, 2009 Fontainebleau Las Vegas Litigation USD ($)	Dec. 31, 2014 Fontainebleau Las Vegas Litigation USD ($)	Oct. 19, 2012 In Re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange) USD ($)	Dec. 31, 2014 In Re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange) opt_out_suits	Oct. 19, 2012 In Re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange) M	Nov. 30, 2014 The Office of the Comptroller Litigation USD ($)	Jan. 14, 2011 Montgomery Litigation USD ($) offering	Dec. 31, 2014 Federal Home Loan Bank Settlement USD ($)	Oct. 15, 2014 Federal Home Loan Bank Settlement trust	Mar. 15, 2010 Federal Home Loan Bank Settlement mortgage_backed_securities_offering private_placement	Dec. 06, 2013 Luther Class Action Settlement USD ($) mortgage_backed_securities_offering	Mar. 14, 2013 Prudential Insurance Litigation mortgage_backed_securities_offering	Apr. 17, 2014 Prudential Insurance Litigation complaint	Aug. 29, 2011 U.S. Bank Litigation USD ($)	Aug. 29, 2014 U.S. Bank Summonses with Notice Litigation summon trust	Dec. 31, 2014 U.S. Bank Summonses with Notice Litigation trust	Aug. 29, 2014 U.S. Bank Summonses with Notice Litigation trust	Feb. 05, 2015 U.S. Bank Summonses with Notice Litigation Subsequent Event trust	Nov. 25, 2009 Ocala Investor Litigation USD ($)	Jul. 30, 2014 O'Donnell Litigation USD ($)	Aug. 23, 2013 Policemen’s Annuity Litigation claim plaintiff	Dec. 31, 2014 Policemen’s Annuity Litigation trust	Oct. 31, 2013 Policemen’s Annuity Litigation trust	Apr. 11, 2012 Policemen’s Annuity Litigation trust	Aug. 27, 2014 Takefuji Settlement USD ($)	Aug. 27, 2014 Takefuji Settlement JPY (¥)	Apr. 30, 2010 Takefuji Settlement USD ($)	Apr. 30, 2010 Takefuji Settlement JPY (¥)	Dec. 31, 2014 Mortgage Backed Securities Luther Class Action Settlement USD ($)
Loss Contingencies [Line Items]
Litigation settlement expense	$ 16,400,000,000	$ 6,100,000,000
Minimum estimated range of possible loss	0
Maximum estimated range of possible loss	2,700,000,000.0
Damages sought (more than)			2,200,000,000	600,000,000		350,000,000		700,000,000																		1,600,000,000
Estimated litigation liability																											1,300,000,000
Number of partially insured residential mortgage backed securities backed by negative amortization pay option adjustable-rate mortgage loans					8
Number of partially insured residential mortgage backed securities backed by negative amortization pay option adjustable-rate mortgage loans issued and underwritten by non-parties					7		5
Settlement payment									300,000,000						420,000,000			500,000,000														(135,000,000)	(14,500,000,000)
Total litigation settlement for group of defendants										6,600,000,000
Basis points distributed to class merchants												0.10%
Number of consecutive months distribution to class merchants												8
Number of opt-out suits											3
Number of opt-out suits brought by cardholders											1
Number of opt-out suits not yet filed											1
Payments for legal settlements													250,000,000
Number of offerings at issue														3
Alleged proceeds from issuance of preferred stock														15,800,000,000
MBS offerings purchased																	51
Number of private placement issued and/or underwritten																	1
Number of trusts involved in settlement agreement																2								7
Number of trusts defendants demanded complaints																									3
Number of trusts defendants must demand complain in next 3 months																							1
Number of trusts defendants must demand complaints in next seven months																									3
Number of MBS offerings																		429	54
Debt securities carried at fair value	284,274,000,000	235,951,000,000																																		350,000,000,000
Number of pending claims																				2
Loans and leases original balance																					1,750,000,000
Subset of loans and leases original balance (more than)																					100,000,000
Number of claims filed																						7						2
Number of collateralized RMBS trusts																															41
Number of plaintiffs																												10
Number of proposed classes of purchasers																														2
Number of collateralized trusts																													34	35
Loss incurred by plaintiff																																		$ 270,000,000	¥ 29,000,000,000
Interest rate																																5.00%	5.00%